Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents derivative assets and liabilities that are accounted for at fair value on a recurring basis.

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at December 31, 2020
Assets
Energy contracts subject to regulatory deferral (2) (3)	$—	$38	$—	$38
Energy contracts not subject to regulatory deferral (2)	—	6	—	6
Foreign exchange contracts and total return swaps (2)	16	—	—	16
Other investments (4)	126	—	—	126
	$142	$44	$—	$186

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	$—	$(94)	$—	$(94)
Energy contracts not subject to regulatory deferral (5)	—	(12)	—	(12)
	$—	$(106)	$—	$(106)

As at December 31, 2019
Assets
Energy contracts subject to regulatory deferral (2) (3)	$—	$22	$—	$22
Energy contracts not subject to regulatory deferral (2)	—	8	—	8
Foreign exchange contracts, interest rate and total return swaps (2)	14	4	—	18
Other investments (4)	121	—	—	121
	$135	$34	$—	$169

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	$(1)	$(138)	$—	$(139)
Energy contracts not subject to regulatory deferral (5)	—	(12)	—	(12)
	$(1)	$(150)	$—	$(151)
(1)Under the hierarchy, fair value is determined using: (i) Level 1 - unadjusted quoted prices in active markets; (ii) Level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) Level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.
(2)Included in accounts receivable and other current assets or other assets
(3)Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.
(4)Included in other assets
(5)Included in accounts payable and other current liabilities or other liabilities

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions	The following table presents the potential offset of counterparty netting.

(in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
As at December 31, 2020
Derivative assets	$44	$26	$10	$8
Derivative liabilities	(106)	(26)	(9)	(71)

As at December 31, 2019
Derivative assets	$30	$22	$10	$(2)
Derivative liabilities	(151)	(22)	(2)	(127)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions	The following table presents the potential offset of counterparty netting.

(in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
As at December 31, 2020
Derivative assets	$44	$26	$10	$8
Derivative liabilities	(106)	(26)	(9)	(71)

As at December 31, 2019
Derivative assets	$30	$22	$10	$(2)
Derivative liabilities	(151)	(22)	(2)	(127)

Schedule of Volume of Derivative Activity
As at December 31, 2020, the Corporation had various energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	2020	2019
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	522	628
Electricity power purchase contracts (GWh)	2,781	3,198
Gas swap contracts (PJ)	156	168
Gas supply contract premiums (PJ)	203	241
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	1,588	1,855
Gas swap contracts (PJ)	36	43
(1)GWh means gigawatt hours and PJ means petajoules